SEGMENT AND GEOGRAPHIC INFORMATION: (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT AND GEOGRAPHIC INFORMATION:
Schedule of geographic data

	2013	2012	2011
Net product sales:
United States	$495,082	$499,660	$487,185
Canada and Other	44,545	46,325	41,184
	$539,627	$545,985	$528,369
Long-lived assets:
United States	$160,099	$161,504	$170,173
Canada and Other	36,817	39,786	41,989
	$196,916	$201,290	$212,162